ADVANCES TO SUPPLIERS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
ADVANCES TO SUPPLIERS
Prepayments for purchasing seed	¥ 19,003		¥ 63,347
Prepayments for purchasing package	654		269
Prepayments for research and development fee	1,127		100
Prepayments for professional fee	347
Others	380		1,360
Advances to suppliers	¥ 21,511	$ 3,027	¥ 65,076